NON-FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Non-financial Assets And Liabilities
Schedule of changes in property plant and equipment
	Original values
Type of good	At the beginning	Increases (1)	Impairment	Transfers	Decreases	Traslation effect	Reclasification to assets clasified as held for sales	At the end

Land	14	-	-	-	-	-	-	14
Buildings	138	-	-	2	-	-	-	140
Equipment and machinery	1,363	17	-	78	-	-	-	1,458
Wells	764	11	-	96	(4)	-	-	867
Mining property	253	-	-	-	-	-	-	253
Vehicles	8	-	-	-	-	-	-	8
Furniture and fixtures and software equipment	52	1	-	3	(1)	-	-	55
Communication equipments	3	-	-	-	-	-	-	3
Materials, spare and tools	31	19	-	(20)	-	-	-	30
Petrochemical industrial complex	17	-	-	6	-	-	-	23
Work in progress	133	153	-	(151)	-	-	-	135
Advances to suppliers	14	52	-	(14)	-	-	-	52
Other goods	2	-	-	-	-	-	-	2
Total at 12.31.2021	2,792	253	-	-	(5)	-	-	3,040
Total at 12.31.2020	5,234	239	(403)	-	(11)	(70)	(2,197)	2,792

(1)	Includes US$ 10 million corresponding to capitalized financial costs for 2020. There are no capitalized financial costs in the fiscal year ended December 31, 2021.

	Depreciation							Net book values
Type of good	At the beginning	Decreases	Impairment	For the year (1)	Traslation effect	Reclasification to assets clasified as held for sales	At the end	At 12.31.2021	At 12.31.2020

Land	-	-	-	-	-	-	-	14	14
Buildings	(61)	-	-	(7)	-	-	(68)	72	77
Equipment and machinery	(437)	-	-	(99)	-	-	(536)	922	926
Wells	(460)	-	-	(72)	-	-	(532)	335	304
Mining property	(161)	-	-	(13)	-	-	(174)	79	92
Vehicles	(6)	-	-	(1)	-	-	(7)	1	2
Furniture and fixtures and software equipment	(44)	-	-	(4)	-	-	(48)	7	8
Communication equipments	(1)	-	-	-	-	-	(1)	2	2
Materials, spare and tools	(3)	-	-	-	-	-	(3)	27	28
Petrochemical industrial complex	(9)	-	-	(3)	-	-	(12)	11	8
Work in progress	-	-	-	-	-	-	-	135	133
Advances to suppliers	-	-	-	-	-	-	-	52	14
Other goods	-	-	-	-	-	-	-	2	2
Total at 12.31.2021	(1,182)	-	-	(199)	-	-	(1,381)	1,659
Total at 12.31.2020	(1,727)	3	85	(276)	21	712	(1,182)		1,610

(1)	Includes US$ 77 million corresponding to discontinued operations for 2020.

Schedule of changes in intangible assets

11.2	Intangible assets

	Original values
Type of good	At the beginning	Increases	Impairment(1)	Decreases	Traslate Effect	Reclasification to assets clasified as held for sales
							At the end

Concession agreements	20	-	(18)	-	-	-	2
Goodwill	35	-	-	-	-	-	35
Intangibles identified in acquisitions of companies	7	-	-	-	-	-	7
Other	-	4	-	(4)	-	-	-
Total at 12.31.2021	62	4	(18)	(4)	-	-	44
Total at 12.31.2020	312	-	(147)	-	(3)	(100)	62

	Depreciation
Type of good	At the beginning	Impairment(1)	For the year(2)	Reclasification to assets clasified as held for sales	At the end

Concession agreements	(18)	16	-	-	(2)
Intangibles identified in acquisitions of companies	(3)	-	(1)	-	(4)
Total at 12.31.2021	(21)	16	(1)	-	(6)
Total at 12.31.2020	(161)	129	(5)	16	(21)

	Net book values
Type of good	At 12.31.2021	At 12.31.2020

Concession agreements	-	2
Goodwill	35	35
Intangibles identified in acquisitions of companies	3	4
Total at 12.31.2021	38
Total at 12.31.2020		41

(1)	Considering the assumptions detailed in Note 11.1, the assessment of recoverability for the Power Generation segment, resulted in the recognition of impairment losses for the Diamante hydroelectric power plant in an amount of US$ 2 million in 2021, and the recognition of impairment losses for the Diamante and Nihuiles hydroelectric power plants in an amount of US$ 18 million in 2020
(2)	It includes US$ 1 million corresponding to Discontinued operations for fiscal year 2020.

Schedule of deferred tax assets and liabilities

The composition of the deferred tax assets and liabilities is as follows:

	12.31.2020	Profit (loss) (1)	12.31.2021
Tax loss carryforwards	126	(113)	13
Property, plant and equipment	-	80	80
Intangible assets	3	(3)	-
Financial assets at fair value through profit and loss	-	3	3
Trade and other receivables	6	(1)	5
Provisions	28	29	57
Salaries and social security payable	3	(3)	-
Defined benefit plans	5	4	9
Trade and other payables	3	(3)	-
Adjustment for tax inflation	4	(4)	-
Deferred tax asset	178	(11)	167
Property, plant and equipment	(13)	13	-
Intangible assets	(11)	(2)	(13)
Investments in companies	(25)	14	(11)
Inventory	(6)	(4)	(10)
Financial assets at fair value through profit and loss	(4)	(10)	(14)
Trade and other receivables	(7)	(24)	(31)
Taxes payables	(3)	-	(3)
Adjustment for tax inflation	(2)	1	(1)
Deferred tax liabilities	(71)	(12)	(83)
Deferred tax asset, net	107	(23)	84

(1)	Includes US$ 13 million corresponding to discontinued operations.

	12.31.2019	Profit (loss) (1)	Gain on monetary position, net	Reclasification to assets clasified as held	Other reclasifications	12.31.2020
Tax loss carryforwards	111	18	-	(3)	-	126
Intangible assets	-	3	-	-	-	3
Trade and other receivables	13	9	-	(16)	-	6
Trade and other payables	13	(2)	-	(8)	-	3
Salaries and social security payable	2	4	-	(3)	-	3
Defined benefit plans	7	(1)	-	(1)	-	5
Provisions	39	(1)	-	(10)	-	28
Adjustment for tax inflation	8	(4)	-	-	-	4
Deferred tax asset	193	26	-	(41)	-	178

Property, plant and equipment	(384)	90	10	271	-	(13)
Adjustment for tax inflation	(99)	(81)	1	41	136	(2)
Investments in companies	(8)	(17)	-	-	-	(25)
Intangible assets	(13)	2	-	-	-	(11)
Inventory	(10)	(1)	-	5	-	(6)
Trade and other receivables	(4)	(3)	-	-	-	(7)
Financial assets at fair value through profit and loss	(11)	3	-	4	-	(4)
Taxes payable	(4)	1	-	-	-	(3)
Deferred tax liabilities	(533)	(6)	11	321	136	(71)
Deferred tax asset (liabilities), net	(340)	20	11	280	136	107

(1)	Includes (US$ 42) million corresponding to discontinued operations.

Schedule of inventories
11.4	Inventories

	12.31.2021	12.31.2020
Current
Materials and spare parts	87	79
Advances to suppliers	8	3
In process and finished products	60	34
Total	155	116

Schedule of provisions

11.5	Provisions

	12.31.2021	12.31.2020
Non-Current
Provisions for contingencies	106	91
Asset retirement obligation and decommisioning of wind turbines	19	19
Environmental remediation	15	1
Other provisions	1	-
Total Non-Current	141	111

Current
Provisions for contingencies	-	12
Asset retirement obligation and decommisioning of wind turbines	2	2
Environmental remediation	3	2
Total Current	5	16

Schedule of changes in provisions

The evolution of the provisions is set out below:

	12.31.2021
	For contingencies	Asset retirement obligation and decommisioning of wind turbines	For environmental remediation

At the beginning of the year	103	21	3
Increases	16	3	15
Decreases	-	(1)	-
Reversal of unused amounts (1)	(13)	(2)	-
At the end of the year	106	21	18

(1)	Includes recovery of US$ 12.5 million related to waive the timely granted dispatch of the PEPE IV Wind Farm (see Note 2.1.2.3).

	12.31.2020
	For contingencies	Asset retirement obligation and decommisioning of wind turbines	For environmental remediation

At the beginning of the year	139	22	3
Increases	21	2	-
Decreases	(1)	-	-
Gain on monetary position, net	(15)	-	-
Reversal of unused amounts	(8)	(3)	-
Reclasification liabilities associated to assets classified as held for sale	(33)	-	-
At the end of the year	103	21	3

	12.31.2019
	For contingencies	Asset retirement obligation and decommisioning of wind turbines	For environmental remediation

At the beginning of the year	142	22	5
Increases	41	3	-
Decreases	(10)	-	(2)
Exchange differences	(4)	-	-
Reversal of unused amounts	(13)	(3)	-
Gain on monetary position, net	(17)	-	-
At the end of the year	139	22	3

Schedule of income tax and minimum notional income tax liability

11.6	Income tax and minimum notional income tax liability
	12.31.2021	12.31.2020
Non-current
Income tax	158	131
Minimum notional income tax	30	-
Total non-current	188	131

Current
Income tax, net of witholdings and advances	20	11
Total current	20	11

Schedule of tax liabilities

	12.31.2021	12.31.2020
Non-current
Sales tax	-	2
Total non-current	-	2

Current
Value added tax	4	12
Personal assets tax provision	2	1
Payment plans	-	1
Tax withholdings to be deposited	6	2
Royalties	9	4
Extraordinary Canon	-	16
Other	2	-
Total current	23	36

Schedule of defined benefit plan information

	12.31.2021
	Present value of the obligation	Present value of assets	Net liability at the end of the year
Liabilities at the beginning	25	(4)	21
Items classified in profit or loss
Current services cost	1	-	1
Cost for interest	13	(3)	10
Items classified in other comprehensive income
Actuarial losses	1	2	3
Benefit payments	(2)	-	(2)
(Gain) Loss on net monetary position, net	(5)	1	(4)
At the end	33	(4)	29

	12.31.2020
	Present value of the obligation	Present value of assets	Net liability at the end of the year
Liabilities at the beginning	36	(5)	31
Items classified in profit or loss
Current services cost	3	-	3
Cost for interest	16	(2)	14
Items classified in other comprehensive income
Actuarial (gains) losses	(3)	1	(2)
Benefit payments	(2)	-	(2)
Reclasification liabilities associated to assets classified as held for sale	(10)	-	(10)
(Gain) Loss on net monetary position, net	(15)	2	(13)
At the end	25	(4)	21

	12.31.2019
	Present value of the obligation	Present value of assets	Net liability at the end of the year
Liabilities at the beginning	40	(5)	35
Items classified in profit or loss
Current services cost	3	-	3
Cost for interest	15	(2)	13
Items classified in other comprehensive income
Actuarial (gains) losses	(2)	-	(2)
Benefit payments	(2)	-	(2)
(Gain) Loss on net monetary position, net	(18)	2	(16)
At the end	36	(5)	31

Schedule of estimated expected benefits payments
12.31.2021
Less than one year	5
One to two years	3
Two to three years	3
Three to four years	3
Four to five years	3
Six to ten years	12

Significant actuarial assumptions used were as follows:	Significant actuarial assumptions used were as follows:
	12.31.2021	12.31.2020	12.31.2019
Discount rate	5%	4%	5%
Salaries increase	1%	1%	1%
Average inflation	54%	46%	27%

Schedule of sensitivity analyses on actuarial assumptions variations

The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount:

12.31.2021
Discount rate: 4%
Obligation	36
Variation	3
10%

Discount rate: 6%
Obligation	31
Variation	(2)
(8%)

Salaries increase: 0%
Obligation	32
Variation	(1)
(3%)

Salaries increase: 2%
Obligation	34
Variation	1
4%

Schedule of salaries and social security payable

11.9	Salaries and social security payable
	12.31.2021	12.31.2020
Current
Salaries and social security contributions	4	3
Provision for vacations	7	7
Provision for gratifications and annual bonus for efficiency	17	13
Total current	28	23